Consolidated Statements of Income and Comprehensive Income (Parenthetical) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Change in net unrealized gain (loss) on securities available for sale, tax	$ 41,123	$ 4,611	$ (15,836)	$ (17,669)	$ 31,345
Change in pension and post-retirement obligations, tax	(1,238)	(19)	1,660	(2,307)	(2,829)
Cash flow hedge, (loss) gain, reclassification, tax	(1,245)	13,397	16,088	(376)
Reclassification adjustment for sales of available-for-sale securities, tax	0	206	188	1,527	(4)
Reclassification adjustment for defined benefit pension plan, net of tax	(462)	(487)	(1,953)	(2,726)	$ (2,068)
Cash flow hedges tax component	$ (1,617)	$ 178	$ (3,236)	$ 43